Equity (Liability Award Activity) (Details)	12 Months Ended
Dec. 31, 2016 shares
Stock Options
Summary of performance share activity
Exercised Shares Under Option	(2,432,001)
Vesting period	3 years
Performance Shares
Summary of performance share activity
Shares Outstanding at January 1,	3,907,174
Granted Shares	1,661,925
Forfeited Shares	(159,358)
Paid	(1,592,641)
Shares Outstanding at December 31,	3,817,100
Vested and expected to vest at December 31,	3,637,175
Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1,	3,078,959
Granted Shares	2,075,089
Forfeited Shares	(192,248)
Paid	(1,539,787)
Shares Outstanding at December 31,	3,422,013
Vested and expected to vest at December 31,	3,279,076
Vesting period	3 years
Liability Awards Plan | Stock Options
Summary of performance share activity
Shares Outstanding at January 1,	975,529
Granted Shares	27,800
Exercised Shares Under Option	(91,752)
Forfeited Shares	(55,680)
Paid	0
Shares Outstanding at December 31,	855,897
Vested and expected to vest at December 31,	770,307
Liability Awards Plan | Stock Options | Minimum
Summary of performance share activity
Vesting period	1 year
Liability Awards Plan | Stock Options | Maximum
Summary of performance share activity
Vesting period	3 years
Liability Awards Plan | Performance Shares
Summary of performance share activity
Shares Outstanding at January 1,	611,272
Granted Shares	278,833
Exercised Shares Under Option	0
Forfeited Shares	(39,086)
Paid	(235,663)
Shares Outstanding at December 31,	615,356
Vested and expected to vest at December 31,	553,820
Liability Awards Plan | Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1,	661,892
Granted Shares	485,171
Exercised Shares Under Option	0
Forfeited Shares	(76,651)
Paid	(306,689)
Shares Outstanding at December 31,	763,723
Vested and expected to vest at December 31,	687,351
Vesting period	3 years